Lease Liabilities - Schedule of Carrying Amount of Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Carrying Amount of Lease Liabilities [Abstract]
Current	$ 80,916	$ 74,715
Non-current	87,632	168,549
Total lease liabilities	$ 168,548	$ 243,264